Note 8 - Accrued Liabilities	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 8 - Accrued liabilities

Accrued liabilities consist of the following:

	June 30,
	2024	2023
	(in thousands)
Accrued savings offers	$11,054	$15,739
Accrued program liabilities	9,964	11,012
Accrued customer and product related fees	5,395	6,579
Accrued compensation	4,603	5,299
Return reserve	4,832	5,683
Other accrued liabilities	2,295	1,650
Total accrued liabilities	$38,143	$45,962

Accrued savings offers represent programs for the Company’s patients covered under commercial payor plans in which the cost of a prescription to such patients is discounted. Accrued program liabilities include government and commercial rebates. Accrued customer and product related fees include accrued expenses and deductions for rebates, wholesaler chargebacks and fees, and other product-related fees and deductions such as royalties for Pediatric Portfolio products, accrued distributor fees, and Medicaid liabilities. Accrued employee compensation includes sales commissions, paid time off earned, accrued payroll and accrued bonus. The return reserve represents the Company’s accrual for estimated product returns. Other accrued liabilities consist of various other accruals, none of which individually or in the aggregate represent greater than five percent of total liabilities.

The following table details the change in return reserve for the periods presented:

Return Reserve
(in thousands)
Balance, June 30, 2022	$5,559
Reduction of net revenue	6,785
Payments	(6,661)
Balance, June 30, 2023	5,683
Reduction of net revenue	5,838
Payments	(6,689)
Balance, June 30, 2024	$4,832